Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Provisions

	Provision for warranty	Provision for onerous contract	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
At January 1, 2022	248,199	4,829	253,028	35,620
Provision made	317,076	—	317,076	44,636
Provision utilized	(345,161)	—	(345,161)	(48,590)
Provision reversed	—	(4,829)	(4,829)	(680)

At December 31, 2022 and January 1, 2023	220,114	—	220,114	30,986
Provision made	414,021	—	414,021	58,283
Provision utilized	(375,910)	—	(375,910)	(52,918)
Disposal of a subsidiary	(2,145)	—	(2,145)	(302)

At December 31, 2023	256,080	—	256,080	36,049